Consolidated Statements of Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interests
Balance at Dec. 31, 2014	$ 17,038,754	$ 15,864	$ 18,719,965	$ (6,154,770)	$ 3,400,199	$ 1,057,496
Balance, shares at Dec. 31, 2014		5,808,675
Issuance of shares upon excise of share-based awards	36,250	$ 68	36,182
Issuance of shares upon excise of share-based awards, shares		25,000
Issuance of shares to non-employee	32,340	$ 33	32,307
Issuance of shares to non-employee, shares		12,000
Issuance of shares to employees	666,208	$ 953	665,255
Issuance of shares to employees, shares		348,800
Issuance of options to an employee	113,771		113,771
Stock based compensation	243,425		243,425
Foreign currency translation	(461,548)				(411,083)	(50,465)
Net loss	(10,362,335)			(10,223,130)		(139,205)
Balance at Dec. 31, 2015	7,306,865	$ 16,918	19,810,905	16,377,900	2,989,116	867,826
Balance, shares at Dec. 31, 2015		6,194,475
Issuance of shares upon excise of share-based awards	10,150	$ 19	10,131
Issuance of shares upon excise of share-based awards, shares		7,000
Proceeds from issuance of shares and warrants for capital contribution	16,523,193	$ 30,344	16,492,849
Proceeds from issuance of shares and warrants for capital contribution, shares		11,111,111
Stock based compensation	947,481		947,481
Foreign currency translation	(567,162)				(465,344)	(101,818)
Disposal of a subsidiary	(421,938)				215,050	(636,988)
Net loss	(9,860,888)			(9,731,868)		(129,020)
Balance at Dec. 31, 2016	13,937,701	$ 47,281	37,261,366	(26,109,768)	2,738,822
Balance, shares at Dec. 31, 2016		17,312,586
Settlement of subscription receivable	1,492,538		1,492,538
Stock based compensation	479,233		479,233
Foreign currency translation	380,077				380,077
Net loss	(5,136,434)			(5,136,434)
Balance at Dec. 31, 2017	$ 11,153,115	$ 47,281	$ 39,233,137	$ (31,246,202)	$ 3,118,899
Balance, shares at Dec. 31, 2017		17,312,586